Document And Entity Information	Dec. 10, 2024
Document Information [Line Items]
Entity, Registrant Name	REVIVA PHARMACEUTICALS HOLDINGS, INC.
Document, Type	8-K
Current Fiscal Year End Date	--12-31
Document, Period End Date	Dec. 10, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38634
Entity, Tax Identification Number	85-4306526
Entity, Address, Address Line One	10080 N Wolfe Road, Suite SW3-200
Entity, Address, City or Town	Cupertino
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	501-8881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001742927
CommonStockParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RVPH
Security Exchange Name	NASDAQ
WarrantsToPurchaseOneShareOfCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	RVPHW
Security Exchange Name	NASDAQ